Share-based compensation - Stock options assumptions used (Details) - Stock options - $ / shares			12 Months Ended
	Mar. 30, 2023	Jan. 19, 2022	Dec. 31, 2022
Estimated fair value of the stock options
Risk-free interest rate	3.77%	1.82%	1.82%
Expected volatility	40.00%	35.00%	35.00%
Expected life (in years)	5 years 1 month 6 days	6 years 3 months	6 years 3 months
Share Price	$ 10.41	$ 1.06